Jul. 29, 2025
Obra High Grade Structured Products ETF
Investment Objective
Obra High Grade Structured Products ETF (the “Fund”) seeks income and capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Other Expenses	0.96%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses	1.60%
Fee Waiver and/or Expense Limitation[2]	0.69%
Net Annual Fund Operating Expenses	0.91%
1. “Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements because the financial statements include only the direct operating expenses incurred by the Fund.
2. Obra Fund Management, LLC (the “Advisor”) has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.90% of the average daily net assets of the Fund through July 31, 2026, and may be terminated by the Board of Trustees at any time. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to expenses that are not waived under the expense limitation agreement. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that (i) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (ii) the reimbursement may not be made if it would cause the lesser of the expense limitation in place at the time of waiver or at the time of reimbursement to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your Shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through July 31, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$93	$437	$806	$1,842

Portfolio Turnover.
  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended March 31, 2025, the portfolio turnover rate was 41.96%.

Principal Investment Strategies
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.  The Fund intends to achieve its investment objective by investing primarily in high grade (investment grade) securitized asset instruments, which are also referred to as “structured products.” Structured products are pre-packaged investments that normally include assets linked to interest or one or more derivatives, which may use leverage. The universe of structured products in the market include, but are not limited to, asset-backed securities (ABS), including private and multi-class structures, pass-through certificates, other instruments secured by financial, physical, and/or intangible assets (i.e., receivables or pools of receivables), tranches of collateralized debt obligations (CDOs), collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs), agency and non-agency mortgage-backed securities (MBS), such as commercial mortgage-backed securities (CMBS), and residential mortgage-backed securities (RMBS).
The Advisor selects securities for the Fund’s portfolio based primarily on the Advisor’s assessment of opportunity, which the Advisor defines as a potential set of returns that is more attractive than other assets that have similar risk profiles. The Advisor seeks to select securities that have the most attractive opportunity propositions while taking into consideration the Fund’s overall risk exposure, diversification within those risk categories, as well as the overall portfolio return.
To assess opportunity, the Advisor performs a detailed fundamental analysis of underlying risks, quantitative analysis associated with market and other variables, and structural analysis to understand how the potential portfolio security will respond to different underlying market environments. The Advisor also uses a combination of top-down macroeconomic analysis combined with bottom-up fundamental analysis of individual securities. In the top-down analysis, the Advisor constructs views on market structure, geo-political events, economic data, policy action, and other market trends. In its bottom-up analysis, the Advisor constructs views on the financial health of individual issuers. Such bottom-up analysis focuses on the Advisor’s analysis of the structured product’s underlying assets’ risk of default and risk of being downgraded; analyzing the industry diversification and concentration of the underlying assets; and analyzing the deal structure and documentation of the structured product. This analysis is done in an effort for the Advisor to determine how the structured product may perform during adverse market conditions and help minimize the risk associated with an individual issuer including the competence of the deal manager. The Advisor will also consider factors such as the absolute and relative return expectations of a given investment. The Advisor may use both proprietary and third-party quantitative tools (i.e., databases, data visualization, data reporting, models, portfolio asset allocation, and risk assessments) to support analysis and help make investment decisions.
Using this opportunity-oriented approach, the Advisor may select from a broad range of assets categorized as structured products. Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in high grade structured products. The Advisor defines high grade as investment grade securities, which are securities with a rating by nationally recognized statistical rating organizations (“NRSROs”) of Baa3/BBB- or better.
The Fund is a “go-anywhere” fund within structured products, which means it may invest in any type of structured product at any time depending on where the Advisor’s approach suggest would be best at a given time. The Fund does not expect to focus on any particular underlying asset category or tranche of investments.
Agency MBS are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), the Student Loan Marketing Association (“SLMA” or “Sallie Mae”), or the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). The Fund may also invest in other fixed income instruments, which include bonds, debt or credit securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.
Using the same opportunity-oriented approach, in addition to high grade structured products, the Fund has the flexibility to invest in a broad range of issuers and segments of the debt security markets as a whole with up to 20% of the Fund’s assets.  Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities (including government agencies and instrumentalities), floating rate loans and other floating rate securities, subordinated debt securities, preferred securities, insurance-linked securities, certificates of deposit, money market securities, funds that invest primarily in debt securities, and cash, cash equivalents and other short term holdings. The Fund may invest in securities of issuers in any market sector, industry or market capitalization range. The Fund may also invest in Treasury Inflation Protected Securities (“TIPS”) and other inflation-linked debt securities.
The Fund has no limit as to the maturity or duration of the securities in which it invests and maintains an average portfolio duration that varies based upon the judgment of the Fund’s Advisor. Duration measures the sensitivity of a fixed income security’s price to changes in interest rates. In general, the higher the duration, the more a fixed income security’s price will drop as interest rates rise. While the Fund focuses on high grade securities, the Fund may also invest in below investment grade securities (including “junk”).  The Fund’s investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Fund also may hold cash or other short-term investments.
The Fund may engage in frequent trading of its securities in order to take advantage of new investment opportunities or differences in the yield associated with asset categories. The Fund will be more heavily involved in frequent trading during periods of market volatility in order to attempt to generate gains, preserve gains, or limit losses.

Fund Performance
Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund’s annual and semi-annual reports and financial statements at no charge by calling the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information on the Fund’s results can be obtained by visiting www.obrafunds.com.